CONVERTIBLE DEBENTURES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Convertible Debt [Table Text Block]

Face value of Convertible Debenture due November 2016		$3,500,000
Fair value of embedded conversion feature	$1,570,000
Relative fair value of Convertible Debenture Warrant	515,936
Discount	$2,085,936	(2,085,936)
Proceeds attributable to the Convertible Debenture due November 2016		$1,414,064

Face value of Convertible Debenture due January 2015		$1,765,000
Fair value of embedded conversion feature	$1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	$1,394,819	(1,394,819)

Proceeds attributable to the Convertible Debenture due January 2015		$370,181

Schedule of Extinguishment of Debt [Table Text Block]
For the Nine Months Ended July 31, 2014
Face value of debt converted and/or prepaid	$1,440,000
Less: discount	(658,232)
Plus: value of derivative liability	1,670,704
Net book value of debt converted	$2,452,472
Fair value of Common stock and cash issued	2,935,387
Loss on extinguishment of debt	$482,915

Year Ended
October 31, 2013
Face value of debt converted	$ 325,000
Less: discount	(229,964)
Plus: value of derivative liability	164,811
Net book value of debt converted	$ 259,847
Fair value of common stock issued	603,364
Loss on extinguishment of debt	$ 343,517

Schedule of Debt Issuance Cost [Table Text Block]

Attributable to:	Accounting Treatment	Amount

The embedded conversion feature (derivative)	Expensed as incurred	$8,593
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	2,824

The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	7,739
Total		$19,156

Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$ 55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194
The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture	17,567
Total		$ 83,760

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
As of April 30, 2014

Stock price used for valuation	$0.34
6,667 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment	$1,456,797

Embedded Conversion Feature Derivative [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of January 25, 2013
Stock price on valuation date	$ 0.21
Conversion price	$ 0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 1,180,000
As of October 31, 2013
Stock price on valuation date	$ 0.195
Conversion price	$ 0.15
Stock premium for liquidity	42%
Term (years)	1.25
Expected volatility	115%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 540,000

Convertible Debenture Warrant [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
As of January 25, 2013
Stock price on valuation date	$ 0.21
Exercise price	$ 0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$ 370,000

Embeded Derivatives Conversion Features [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]

As of November 11, 2013

Stock price on valuation date	$0.20
Conversion price	$0.189
Discount for lack of marketability	35.5%
Term (years)	3.00
Expected volatility	102.8%
Weighted average risk-free interest rate	0.62%
Trials	100,000
Aggregate fair value	$1,570,000

As of July 31, 2014

Stock price used for valuation	$0. 260
Conversion price	0.189
Discount for lack of marketability	36.3%
Term (years)	2.3
Expected volatility	100.6%
Weighted average risk-free interest rate	0.78%
Trials	100,000
Aggregate fair value	$1,900,000

Convertible Debenture Warrant [Member]
CONVERTIBLE DEBENTURES (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]

As of November 11, 2013

Stock price on valuation date	$0.20
Exercise price	$0.378
Discount for lack of marketability	22%
Term (years)	3.00

Expected volatility	102.8%
Weighted average risk-free interest rate	0.6%
Number of warrants	9,249,472
Aggregate fair value	$740,000